Risk Management Activities - Schedule of Contractually Due Undiscounted Cash Flows Resulting from Maturities of All Financial Liabilities, Including Interest Payments (Detail) $ in Millions		12 Months Ended
	May 09, 2019	Dec. 31, 2023 USD ($) ExchangeRates	Dec. 31, 2022 USD ($) ExchangeRates	Dec. 31, 2021 USD ($) ExchangeRates
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables		$ 532.4	$ 501.2
Environmental rehabilitation costs		598.1	564.8
Lease liabilities		549.0	512.2
South Deep dividend		3.2	4.4
Total		3,145.4	2,902.9
Environmental trust funds		$ 109.6	$ 98.8	$ 88.1
Rand
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Closing exchange rate | ExchangeRates		18.30	17.02	15.94
South Africa and Ghana
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Environmental trust funds		$ 109.6	$ 98.8
Closing foreign exchange rate | Rand
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Closing exchange rate | ExchangeRates		18.30	17.02
US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital		$ 1,215.5	$ 1,083.5
– Interest		$ 215.9	$ 236.8
US dollar borrowings | Liquidity Risk
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Borrowings adjustment to interest rate		5.33%	4.392%
US$500 million 5-year notes issue
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Face amount of borrowings		$ 500.0	$ 500.0
Borrowings maturity, term	5 years	5 years	5 years
US$500 million 10-year notes issue
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Face amount of borrowings		$ 500.0	$ 500.0
Borrowings maturity, term	10 years	10 years	10 years
Canada Dollar Borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital		$ 23.9
– Interest		$ 7.4
Canada Dollar Borrowings | Credit risk
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Borrowings adjustment to interest rate		5.455%
Within one year
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables		$ 532.4	$ 501.2
Environmental rehabilitation costs		47.5	17.2
Lease liabilities		100.7	84.8
South Deep dividend		0.7	0.8
Total		1,317.5	665.1
Within one year | US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital		583.5	0.0
– Interest		51.0	61.1
Within one year | Canada Dollar Borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital		0.0
– Interest		1.7
Between one and five years
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables		0.0	0.0
Environmental rehabilitation costs		187.4	42.4
Lease liabilities		245.3	232.3
South Deep dividend		1.8	2.4
Total		749.5	994.2
Between one and five years | US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital		132.0	583.5
– Interest		153.4	133.6
Between one and five years | Canada Dollar Borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital		23.9
– Interest		5.7
After five years
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables		0.0	0.0
Environmental rehabilitation costs		363.2	505.2
Lease liabilities		203.0	195.1
South Deep dividend		0.7	1.2
Total		1,078.4	1,243.6
After five years | US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital		500.0	500.0
– Interest		11.5	$ 42.1
After five years | Canada Dollar Borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital		0.0
– Interest		$ 0.0